UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6239

			 		Tax-Free Fund for Utah
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	06/30/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

JUNE 30, 2007


                        [LOGO OF TAX-FREE FUND FOR UTAH:
   A RECTANGLE CONTAINING DESERT BOULDERS WITH THE SUN RISING BEHIND THEM](SM)

                                TAX-FREE FUND FOR
                                      UTAH

                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(SM)

[LOGO OF TAX-FREE FUND FOR UTAH:
A RECTANGLE CONTAINING DESERT BOULDERS
WITH THE SUN RISING BEHIND THEM](SM)

                       SERVING UTAH INVESTORS FOR 15 YEARS

                             TAX-FREE FUND FOR UTAH

                            "PROFESSIONAL MANAGEMENT"

                                                                    August, 2007

Dear Fellow Shareholder:

Rising interest rates, reaching for yield and tightening yield curves - these are all topics that have been in the news as of late. While there is a plethora of information available on these topics and others if you are interested, the good news is that when it comes to Tax-Free Fund For Utah you don't need to be versed in "financialese" any more than you wish.

Why? Because one of the conveniences afforded you through an investment in Tax-Free Fund For Utah is local active professional portfolio management. The Fund's portfolio managers continuously monitor economic, monetary and financial trends and adjust the portfolio accordingly as and when they deem appropriate.

Your Fund's portfolio managers provide ongoing surveillance of the marketplace and strive to maneuver cautiously through its ups and downs - much like a ship's captain whose job it is to ride out sudden storms.

Not unlike the prudent ship's captain who ensures that the cargo is properly balanced and positioned, the Fund's portfolio managers are constantly monitoring the investment portfolio and the economic weather conditions striving to provide as stable a net asset value and as high a level of tax-free income as possible.

As with a ship in choppy seas, your investment requires constant vigilance and nimble reflexes in all phases of its management. This does not, however, mean selling and buying securities continuously based upon market

                         NOT A PART OF THE ANNUAL REPORT
blips. What it does mean is being a keen observer of the scene, monitoring securities very carefully and taking action as appropriate whenever significant changes occur or are anticipated.

Your portfolio managers seek opportunities that make sense within the prevailing marketplace and which provide double tax-free income while maintaining the overall conservative nature of the portfolio.

In short, your professional managers do the work for you. So, the next time you come across a boring, complex analysis of the bond market, feel free to flip right past it. Your Fund's portfolio management team's job (and their passion) is to keep on top of and make sense out of all the news. Thus, like a seasoned traveler, you can enjoy your trip knowing that there are experienced eyes watching the waters and steady hands on the helm.

                                   Sincerely,


/s/ Lacy B. Herrmann                            /s/ Diana P. Herrmann

Lacy B. Herrmann                                Diana P. Herrmann
Founder and Chairman Emeritus                   President

For certain investors, some dividends of your Fund may be subject to Federal and State taxes, including the Alternative Minimum Tax.

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF TAX-FREE FUND FOR UTAH:
A RECTANGLE CONTAINING DESERT BOULDERS
WITH THE SUN RISING BEHIND THEM](SM)

                       SERVING UTAH INVESTORS FOR 15 YEARS

                             TAX-FREE FUND FOR UTAH

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

      The Federal Reserve (the "Fed") has maintained the target for the overnight federal funds rate at 5.25% for the past nine consecutive Open Market Committee meetings, unchanged since June 2006. This "sideways" move in short-term rates has recently led to a positively sloped U. S. Treasury yield curve, with 30-year Treasuries yielding over 5.25%. The Fed's strategy of containing inflation by not allowing the national economy to overheat has recently been a bit of a challenge. While both the Consumer Price Index ("CPI") and the Producer Price Index ("PPI") have been reasonably well contained, except for troublesome energy costs, housing starts and dramatically slowed sales of existing homes across the country. Comments from Fed chairman Paul Bernanke hint at the possibility that further rate hikes will depend more on inflation than economic expansion, somewhat of a reversal from a year ago. With segments of the economy "cooling down", especially the housing market, perhaps rates are approaching their peak. The jury is still out, but we remain hopeful!

      We have been witness to a number of national and international events that affect both our spirit and the economy: the ongoing conflicts in Iraq and Afghanistan, renewed concern of terrorist attacks here and abroad, provocative statements and actions by Iran regarding their nuclear ambitions, severe drought conditions across much of the nation, and continuing record prices at the gas pump.

      As we head into the second half of 2007, we think it is likely that the Fed will maintain the current target for short-term rates. The unemployment rate of 4.5% is the lowest rate reported since July 2001. Other measures of economic progress - retail sales, housing starts, and industrial production are all well off their highs of the past 12 months - clear signs of a moderating economy. Historically, as we see slowing on the economic front, inflation will also show signs of easing. While this cycle is a bit different because of record high energy prices, we believe it is likely that the economy will grow at an estimated 2.50% - 3.50% annual rate.

      Tax-Free Fund For Utah's Class A shares experienced an increase in share value (Net Asset Value) of $0.04 - approximately 0.41% - for the 12-month period ending June 30, 2007. The Class A share value was $9.91 on June 30, 2007 - up from $9.87 on June 30, 2006. The yield of a typical AA-rated general obligation bond with a 15 year maturity fell to 4.47% from 4.52% over this same period. The distribution yield on the Fund's Class A shares was 4.06% on June 30, 2007. Assuming a 28% federal income tax rate, this equates to a taxable equivalent yield of 5.64%. Using the maximum federal income tax rate of 35%, the taxable equivalent yield was 6.25%.

      Equity returns for the 12 months ended June 30, 2007 continued their positive performance from last year: the Dow Jones Industrial Average was up 23.02%; the S & P 500 Index was up 20.57%; and the NASDAQ Composite Index was up 20.71%. Tax-Free Fund For Utah had a total rate of return of 4.60% for the past 12 months.

      Historically, as the economy has grown, commodity prices and interest rates rise. We continue to monitor any changes in the market and strive to position Tax-Free Fund For Utah's portfolio accordingly. To address the concerns raised by any increase in the overall level of interest rates, we take great care in the selection of the individual bonds purchased for the Fund. We will seek to continue to add high quality, intermediate maturity Utah municipal bonds that best meet our demanding standards.

      The investment objective of Tax-Free Fund For Utah is to provide as high a level of double tax-exempt current income as is consistent with the preservation of capital. We believe this objective continues to be successfully addressed by our adherence to a discipline of solid fundamental, conservative portfolio management ideals. The Fund continues to maintain an average quality rating of "AA", with over 68% of the portfolio rated "AAA". We believe that the Fund's laddered maturity structure helps us manage price volatility. The portfolio has an average life of approximately 13.7 years and a modified duration of 7.02 years. We seek to maintain a well-diversified portfolio, which currently consists of 365 different issues, all of which are 100% exempt from Federal and Utah state income taxes.

      With the national and local economies continuing to show improvement, we will remain vigilant and do whatever is necessary as we strive to continue to meet the Fund's investment objective. We intend to "stay the course" and manage the portfolio by taking advantage of opportunities in the Utah marketplace that are consistent with the high standards of the Fund.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Fund For Utah for the 10-year period ended June 30, 2007 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                                                                         Lehman Brothers
           Cost of      Fund Class A Shares    Fund Class A Shares    Quality Intermediate
        Living Index      no sales charge       with sales charge     Municipal Bond Index
6/97       10,000             10,000                  9,600                  10,000
6/98       10,169             10,784                 10,354                  10,695
6/99       10,381             10,993                 10,554                  11,019
6/00       10,712             11,231                 10,783                  11,463
6/01       11,099             12,213                 11,725                  12,476
6/02       11,230             12,984                 12,466                  13,343
6/03       11,462             14,139                 13,574                  14,387
6/04       11,811             14,004                 13,445                  14,436
6/05       12,142             15,012                 14,412                  15,214
6/06       12,648             15,021                 14,421                  15,266
6/07       12,986             15,662                 15,036                  15,905

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                          FOR PERIODS ENDED JUNE 30, 2007
                                                   -------------------------------------------
                                                                                       SINCE
                                                   1 YEAR     5 YEARS    10 YEARS    INCEPTION
                                                   ------     -------    --------    ---------
Class A (commenced operations on 7/24/92)
        With Sales Charge ....................      0.43%       3.69%      4.42%       5.11%
        Without Sales Charge .................      4.60        4.54       4.85        5.40
Class C (commenced operations on 5/21/96)
        With CDSC ............................      2.74        3.69       3.91        4.21
        Without CDSC .........................      3.77        3.69       3.91        4.21
Class Y (commenced operations on 5/21/96)
        No Sales Charge ......................      4.80        4.71       5.03        5.34
Lehman Index .................................      4.19        3.57       4.75        5.21* (Class A)
                                                                                       4.80** (Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes and/or the federal alternative minimum tax. Past performance is not predictive of future investment results.

*     From commencement of operations on 7/24/92.
**    From commencement of operations on 5/21/96.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Fund For Utah:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Fund For Utah as of June 30, 2007 and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended June 30, 2005 have been audited by other auditors, whose report dated August 12, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Fund For Utah as of June 30, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 17, 2007

--------------------------------------------------------------------------------

                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (23.7%)                              S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  CITY, COUNTY AND STATE (10.7%)
                  Anderson, Indiana San District
$       505,000   4.600%, 07/15/23 AMBAC Insured .........................    Aaa/AAA    $        508,611
                  Brian Head, Utah
        405,000   6.500%, 03/15/24 .......................................    NR/NR*              431,017
                  Cedar City, Utah Special Improvement
                     District Assessment
        235,000   5.050%, 09/01/10 .......................................    NR/NR*              239,164
        215,000   5.200%, 09/01/11 .......................................    NR/NR*              220,715
                  Cedar Park, Texas
        835,000   4.500%, 02/15/22 MBIA Insured ..........................    Aaa/AAA             827,902
                  Clearfield City, Utah
      2,095,000   5.125%, 02/01/18 MBIA Insured (pre-refunded) ...........    Aaa/AAA           2,136,272
                  Coral Canyon, Utah Special Service District
        140,000   4.850%, 07/15/17 .......................................    NR/NR*              142,457
        580,000   5.700%, 07/15/18 .......................................    NR/NR*              593,189
                  Dawson County, Texas Hospital District
        555,000   4.375%, 02/15/24 AMBAC Insured .........................    NR/AAA              534,959
                  Denton County, Texas
        700,000   4.500%, 07/15/24 MBIA Insured ..........................    Aaa/AAA             684,509
        400,000   4.500%, 07/15/25 MBIA Insured ..........................    Aaa/AAA             387,504
                  Denton County, Texas Public Improvement
      1,500,000   4.250%, 07/15/27 MBIA Insured ..........................    Aaa/AAA           1,372,665
                  Harris County, Texas Utility District #268
        905,000   4.375%, 09/01/27 Radian Insured ........................    Aa3/AA              830,138
                  Hurricane, Utah
        185,000   5.400%, 11/01/09 Radian Insured ........................     NR/AA              190,470
                  Laredo, Texas
        300,000   4.250%, 08/15/21 AMBAC Insured .........................    Aaa/AAA             290,691
        500,000   4.500%, 02/15/24 AMBAC Insured .........................    Aaa/AAA             489,100
                  McKinney, Texas
      1,700,000   4.500%, 08/15/23 XLCA Insured ..........................    Aaa/AAA           1,667,462
      1,375,000   5.000%, 08/15/24 XLCA Insured ..........................    Aaa/AAA           1,424,555
        695,000   4.375%, 08/15/25 MBIA Insured ..........................    Aaa/AAA             662,731

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                          S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  CITY, COUNTY AND STATE (CONTINUED)
                  Mesquite, Texas
$       510,000   4.625%, 02/15/22 FSA Insured ...........................    Aaa/AAA    $        513,065
                  Nevada State
        965,000   4.500%, 08/01/21 FSA Insured ...........................    Aaa/AAA             965,483
                  San Antonio, Texas
        125,000   4.750%, 02/01/24 FSA Insured ...........................    Aaa/AAA             126,275
                  San Patricio County, Texas
        450,000   4.600%, 04/01/25 AMBAC Insured .........................    Aaa/NR              446,737
                  Spokane County, Washington
        420,000   4.500%, 12/01/23 MBIA Insured ..........................    Aaa/AAA             417,577
                  Waco, Texas
      2,560,000   4.500%, 02/01/24 MBIA Insured ..........................    Aaa/AAA           2,504,320
                  Washington County, Utah
      1,250,000   5.000%, 10/01/22 MBIA Insured ..........................    Aaa/NR            1,289,975
                  Washington State
      3,315,000   4.500%, 01/01/22 MBIA Insured ++ .......................    Aaa/AAA           3,294,049
        705,000   4.500%, 07/01/23 FSA Insured ...........................    Aaa/AAA             697,865
                  Williamson County, Texas
        460,000   4.500%, 02/15/26 FSA Insured ...........................    Aaa/AAA             441,480
                                                                                         ----------------
                  Total City, County and State ...........................                     24,330,937
                                                                                         ----------------

                  SCHOOL DISTRICT (13.0%)
                  Borger, Texas Independent School District
        400,000   4.500%, 02/15/24 .......................................    NR/AAA              391,280
        500,000   4.500%, 02/15/25 .......................................    NR/AAA              484,595
                  Canutillo, Texas Independent School District
        500,000   4.500%, 08/15/25 .......................................    NR/AAA              484,315
                  Clint, Texas
        265,000   4.250%, 02/15/28 .......................................    NR/AAA              243,397
                  Dallas, Texas Independent School District
      2,500,000   5.000%, 08/15/29 .......................................    Aaa/AAA           2,570,625
                  Davis County, Utah School District
        675,000   5.150%, 06/01/17 (pre-refunded) ........................    Aaa/NR              709,546
                  Dripping Springs, Texas
        725,000   4.375%, 08/15/22 .......................................    Aaa/AAA             712,769

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                          S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  SCHOOL DISTRICT (CONTINUED)
                  Eagle Mountain & Saginaw, Texas Independent
                     School District
$       300,000   4.750%, 08/15/21 .......................................    Aaa/AAA    $        305,037
        525,000   4.750%, 08/15/23 .......................................    Aaa/AAA             531,321
                  Freemont County, Wyoming School District # 14
        355,000   4.500%, 06/15/26 .......................................    NR/BBB              331,882
                  Frisco, Texas Independent School District
      1,260,000   5.000%, 07/15/26 .......................................    Aaa/NR            1,295,293
                  Galena Park, Texas Independent School District
        295,000   4.625%, 08/15/25 .......................................    Aaa/NR              291,953
                  Harrisburg, South Dakota Independent School
                     District No. 41-2
      1,370,000   4.500%, 01/15/24 FSA Insured ...........................    NR/AAA            1,335,654
                  Iron County, Utah School District
      1,375,000   4.000%, 01/15/18 .......................................    Aaa/NR            1,320,275
      1,260,000   5.000%, 01/15/21 .......................................    Aaa/NR            1,322,395
                  Jacksboro, Texas Independent School District
        815,000   4.700%, 02/15/23 .......................................    NR/AAA              822,783
                  La Feria, Texas Independent School District
        210,000   4.400%, 02/15/24 .......................................    Aaa/NR              203,017
                  Lancaster, Texas School District
        300,000   4.375%, 02/15/22 .......................................    Aaa/AAA             293,487
                  Lindale, Texas Independent School District
        440,000   4.250%, 02/15/21 .......................................    NR/AAA              426,699
      1,000,000   4.250%, 02/15/22 .......................................    NR/AAA              965,090
        445,000   4.375%, 02/15/23 .......................................    NR/AAA              432,949
                  Lovejoy, Texas Independent School District
        200,000   4.500%, 02/15/24 .......................................    Aaa/AAA             195,640
                  Muleshoe, Texas Independent School District
        380,000   4.500%, 02/15/22 .......................................    NR/AAA              370,838
        250,000   4.500%,0 2/15/23 .......................................    NR/AAA              242,617
        200,000   4.500%, 02/15/24 .......................................    NR/AAA              193,398
        220,000   4.500%, 02/15/25 .......................................    NR/AAA              211,950
                  Navasota, Texas Independent School District
        475,000   5.000%, 08/15/23 FGIC Insured ..........................    Aaa/NR              490,171

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                          S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  SCHOOL DISTRICT (CONTINUED)
                  North Summit County, Utah School District
$       760,000   5.000%, 02/01/23 .......................................    Aaa/NR     $        792,125
        800,000   5.000%, 02/01/24 .......................................    Aaa/NR              831,832
                  Prosper, Texas Independent School District
        395,000   4.125%, 08/15/21 .......................................    NR/AAA              377,644
                  Southern, Texas Independent School District
        910,000   4.500%, 02/01/26 .......................................    Aaa/AAA             878,833
                  Spring, Texas Independent School District
        300,000   4.750%, 08/15/23 .......................................    Aaa/AAA             303,636
      1,400,000   4.500%, 08/15/27 .......................................    Aaa/AAA           1,346,142
                  Tooele County, Utah School District
        670,000   4.000%, 06/01/20 .......................................    Aaa/AAA             629,030
                  Van, Texas Independent School District
        750,000   4.875%, 02/15/26 .......................................    Aaa/AAA             764,093
                  Washington County, Utah
        440,000   5.000%, 10/01/18 XLCA Insured ..........................    Aaa/NR              459,791
        465,000   5.000%, 10/01/19 XLCA Insured ..........................    Aaa/NR              485,032
        490,000   5.000%, 10/01/20 XLCA Insured ..........................    Aaa/NR              510,492
        510,000   5.000%, 10/01/21 XLCA Insured ..........................    Aaa/NR              530,364
        535,000   5.000%, 10/01/22 XLCA Insured ..........................    Aaa/NR              554,346
        565,000   5.000%, 10/01/23 XLCA Insured ..........................    Aaa/NR              583,662
        320,000   5.000%, 10/01/24 XLCA Insured ..........................    Aaa/NR              330,570
                  Washoe County, Nevada School District
        200,000   4.625%, 06/01/23 FGIC Insured ..........................    Aaa/AAA             201,172
                  Waxahachie, Texas Independent School District
        605,000   4.400%, 08/15/26 .......................................    Aaa/NR              572,747
        630,000   4.400%, 08/15/27 .......................................    Aaa/NR              593,813
                  Weber County, Utah School District
        750,000   5.000%, 06/15/18 .......................................    Aaa/NR              779,040
                  Yakima County, Washington School District #208
        750,000   4.500%, 12/01/23 FSA Insured ...........................    Aaa/NR              725,453
                                                                                         ----------------
                  Total School District ..................................                     29,428,793
                                                                                         ----------------
                  Total General Obligation Bonds .........................                     53,759,730
                                                                                         ----------------


                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (75.8%)                                         S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  AIRPORT (1.6%)
                  Clark County, Nevada Passenger Facility Charge
$       255,000   4.750%, 07/01/22 MBIA Insured AMT ......................    Aaa/AAA    $        257,188
                  Hillsborough County, Florida Aviation Authority
      2,185,000   5.250%, 10/01/23 MBIA Insured AMT ......................    Aaa/AAA           2,259,902
                  Miami-Dade County, Florida Aviation Revenue
      1,185,000   5.000%, 10/01/28 Series C MBIA Insured AMT .............    Aaa/AAA           1,196,542
                                                                                         ----------------
                  Total Airport ..........................................                      3,713,632
                                                                                         ----------------

                  COUNTY (0.5%)
                  Davis County, Utah Lease Revenue DMV Project
         78,000   5.400%, 11/01/17 .......................................    NR/NR*               78,052
         83,000   5.450%, 11/01/18 .......................................    NR/NR*               83,054
         87,000   5.500%, 11/01/19 .......................................    NR/NR*               87,055
         92,000   5.550%, 11/01/20 .......................................    NR/NR*               92,058
         97,000   5.600%, 11/01/21 .......................................    NR/NR*               97,058
        103,000   5.650%, 11/01/22 .......................................    NR/NR*              103,064
        108,000   5.700%, 11/01/23 .......................................    NR/NR*              108,072
        115,000   5.700%, 11/01/24 .......................................    NR/NR*              115,078
        121,000   5.750%, 11/01/25 .......................................    NR/NR*              121,074
        128,000   5.750%, 11/01/26 .......................................    NR/NR*              128,069
                                                                                         ----------------
                  Total County ...........................................                      1,012,634
                                                                                         ----------------

                  EDUCATION (13.1%)
                  Broward County, Florida School Board COP
      1,680,000   4.500%, 07/01/23 Series A FGIC Insured .................    Aaa/AAA           1,649,928
                  Carmel, Indiana 2002 School Building Corp.
      1,235,000   4.300%, 01/15/23 FSA Insured ...........................    NR/AAA            1,183,142
      1,525,000   4.300%, 07/15/23 FSA Insured ...........................    NR/AAA            1,459,730
                  Clinton Prairie, Indiana Community School Building
        675,000   4.625%, 01/15/19 FGIC Insured ..........................    Aaa/AAA             686,542
                  Florida State Board of Education Public Education
        210,000   4.500%, 06/01/25 FSA Insured ...........................    Aaa/AAA             204,945
                  Hillsborough County, Florida School Board COP
        560,000   4.250%, 07/01/26 MBIA Insured ..........................    Aaa/AAA             516,886

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  EDUCATION (CONTINUED)
                  Laredo, Texas Independent School District Public
                     Facility Corp.
$       190,000   5.000%, 08/01/24 AMBAC Insured .........................    Aaa/AAA    $        194,986
                  Nevada System Higher Education COP
      1,000,000   5.000%, 07/01/25 AMBAC Insured .........................    Aaa/AAA           1,037,090
                  Salt Lake County, Utah Westminster College Project
        115,000   5.050%, 10/01/10 (pre-refunded) ........................    NR/BBB              118,882
        100,000   5.500%, 10/01/19 (pre-refunded) ........................    NR/BBB              104,331
        435,000   4.750%, 10/01/21 .......................................    NR/BBB              428,775
      1,200,000   5.000%, 10/01/22 .......................................    NR/BBB            1,206,348
      1,250,000   5.000%, 10/01/25 .......................................    NR/BBB            1,250,738
      1,000,000   5.750%, 10/01/27 (pre-refunded) ........................    NR/BBB            1,014,460
                  Texas State College Student Loan Revenue
        100,000   5.000%, 08/01/22 AMT ...................................    Aa1/AA              101,502
                  Texas State University System Financing Revenue
        655,000   4.375%, 03/15/23 FSA Insured ...........................    Aaa/AAA             631,512
                  Tyler, Texas Independent School District
        325,000   5.000%, 02/15/26 FSA Insured ...........................    Aaa/AAA             334,727
                  University of Nevada (University Revenues)
        190,000   4.500%, 07/01/24 MBIA Insured ..........................    Aaa/AAA             189,552
                  University of Utah COP
      3,170,000   4.350%, 12/01/26 AMBAC Insured .........................    Aaa/AAA           2,965,377
                  University of Utah (University Revenues)
        770,000   5.000%, 04/01/18 MBIA Insured ..........................    Aaa/AAA             807,183
                  Utah County, Utah Charter School Revenue
                     Lakeview Academy
        315,000   5.350%, 07/15/17 Series A ..............................    NR/NR*              314,751
                  Utah County, Utah Charter School Revenue
                     Lincoln Academy
        450,000   5.450%, 06/15/17 Series A + ............................    NR/NR*              451,697
                  Utah County, Utah Charter School Revenue
                     Renaissance Academy
        340,000   5.350%, 07/15/17 Series A ..............................    NR/NR*              337,912
                  Utah County, Utah School Facility
      1,400,000   6.500%, 12/01/25 .......................................    NR/NR*            1,400,560

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  EDUCATION (CONTINUED)
                  Utah State Board of Regents Auxiliary &
                     Campus Facility
$     1,000,000   4.125%, 04/01/20 MBIA Insured ..........................    Aaa/AAA    $        950,490
                  Utah State Board of Regents Dixie State College
        120,000   5.500%, 05/01/14 MBIA Insured ..........................    Aaa/AAA             128,087
        130,000   5.500%, 05/01/15 MBIA Insured ..........................    Aaa/AAA             138,644
        400,000   5.100%, 05/01/21 MBIA Insured ..........................    Aaa/AAA             412,900
                  Utah State Board of Regents Lease Revenue
        410,000   4.500%, 05/01/20 AMBAC Insured .........................    Aaa/AAA             411,460
        425,000   4.500%, 05/01/21 AMBAC Insured .........................    Aaa/AAA             425,281
        450,000   4.625%, 05/01/22 AMBAC Insured .........................    Aaa/AAA             453,056
        120,000   4.650%, 05/01/23 AMBAC Insured .........................    Aaa/AAA             120,770
                  Utah State Board of Regents Office Facility Revenue
        450,000   5.050%, 02/01/20 MBIA Insured ..........................    Aaa/AAA             463,109
        360,000   5.125%, 02/01/22 MBIA Insured ..........................    Aaa/AAA             371,743
                  Utah State Board of Regents
      2,885,000   4.500%, 08/01/18 MBIA Insured ..........................    Aaa/AAA           2,900,435
        250,000   5.250%, 04/01/24 MBIA Insured ..........................    Aaa/AAA             267,675
        500,000   5.000%, 05/01/26 .......................................    Aa/AAA              516,170
                  Utah State Board of Regents (University of Utah)
      1,045,000   5.000%, 04/01/23 MBIA Insured ..........................    Aaa/AAA           1,080,133
                  Weber State University, Utah
      1,825,000   4.400%, 04/01/27 FSA Insured ...........................    NR/AAA            1,730,191
                  Weber State University, Utah Student Facilities System
        300,000   5.100%, 04/01/16 Series A ..............................     NR/AA              313,563
        425,000   5.250%, 04/01/19 Series A ..............................     NR/AA              446,684
                                                                                         ----------------
                  Total Education ........................................                     29,721,947
                                                                                         ----------------

                  HEALTHCARE (0.4%)
                  Harris County, Texas Health Facility Development Corp.
        145,000   5.000%, 11/15/28 AMBAC Insured .........................    NR/AAA              146,869
                  Lee Memorial Health System, Florida
                     Hospital Revenue
        450,000   4.250%, 04/01/22 MBIA Insured ..........................    Aaa/AAA             428,472


                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  HEALTHCARE (CONTINUED)
                  Tarrant County, Texas Health Facilities Revenue
$       225,000   5.000%, 02/15/26 MBIA Insured (pre-refunded) ...........    Aaa/AAA    $        228,861
                                                                                         ----------------
                  Total Healthcare .......................................                        804,202
                                                                                         ----------------

                  HOUSING (11.0%)
                  Alaska Housing Finance Corp. Housing Revenue
      1,000,000   4.700%, 06/01/27 AMT ...................................    Aa2/AA              964,850
                  Florida Housing Finance Corp. Revenue
        435,000   4.750%, 01/01/16 AMT ...................................    Aa2/AA              438,323
        790,000   5.000%, 07/01/21 AMT ...................................    Aa2/AA              796,517
      1,610,000   4.550%, 07/01/22 AMT ...................................    Aa1/AA            1,563,970
                  Henderson, Nevada Local Improvement District
        150,000   5.000%, 09/01/15 .......................................    NR/NR*              153,214
        200,000   5.000%, 09/01/16 .......................................    NR/NR*              204,260
        200,000   5.050%, 09/01/17 .......................................    NR/NR*              203,808
        200,000   5.100%, 09/01/18 .......................................    NR/NR*              204,256
                  Indiana Housing & Community Development Authority
      1,485,000   4.900%, 07/01/26 AMT ...................................    Aaa/NR            1,477,724
                  Indiana State Housing Finance Authority
                     Single Family
        245,000   4.850%, 07/01/22 AMT ...................................    Aaa/NR              244,740
                  Indianapolis, Indiana Multi-Family
        500,000   4.850%, 01/01/21 AMT ...................................    Aaa/NR              502,625
                  Miami-Dade County, Florida Housing
                     Finance Authority
        535,000   5.000%, 11/01/23 FSA Insured AMT .......................    NR/AAA              539,580
                  Nevada Housing Multi-Family LOC US Bank
      1,000,000   4.750%, 04/01/39 AMT ...................................     NR/AA              978,050
                  Orange County, Florida Housing Finance Authority
        205,000   5.150%, 03/01/22 .......................................    Aaa/NR              207,023
                  Provo City, Utah Housing Authority
        500,000   5.800%, 07/20/22 GNMA Collateralized ...................    Aaa/NR              509,020
                  Seattle, Washington Housing Authority
        730,000   4.400%, 11/01/21 AMT ...................................    NR/AAA              702,895

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  HOUSING (CONTINUED)
                  Snohomish County, Washington Housing Authority
$       185,000   4.875%, 09/01/12 AMT ...................................    NR/NR*     $        184,863
        225,000   5.000%, 09/01/13 AMT ...................................    NR/NR*              225,576
        185,000   5.000%, 09/01/14 AMT ...................................    NR/NR*              185,098
        145,000   5.100%, 09/01/15 AMT ...................................    NR/NR*              145,565
                  South Dakota Housing Development Authority
      1,250,000   4.900%, 05/01/26 AMT ...................................    Aa1/AAA           1,243,838
                  Texas State Housing Revenue
        500,000   4.800%, 09/01/27 AMT ...................................    Aa1/AAA             486,120
                  Utah Housing Corporation Single Family Housing
        250,000   4.000%, 07/01/11 AMT ...................................    Aaa/AAA             245,755
         55,000   5.250%, 07/01/23 AMT ...................................    Aa2/AA               55,513
        650,000   5.000%, 01/01/32 AMT ...................................    Aa2/AA              649,084
                  Utah Housing Corporation Single Family Mortgage
        230,000   4.000%, 07/01/11 AMT ...................................    Aaa/AAA             227,491
        335,000   4.600%, 07/01/15 AMT ...................................    Aaa/AAA             336,474
        240,000   4.650%, 07/01/16 AMT ...................................    Aaa/AAA             241,356
        245,000   4.875%, 07/01/23 AMT ...................................    Aa3/AA-             242,185
      1,245,000   5.000%, 07/01/25 AMT ...................................    Aa3/AA-           1,248,548
        820,000   5.100%, 01/01/26 AMT ...................................    Aa3/AA-             826,896
        975,000   5.000%, 07/01/31 AMT ...................................    Aa2/AA              976,804
                  Utah State Housing Agency Housing Revenue
        135,000   5.650%, 07/01/27 AMT ...................................    Aa2/AA              137,942
                  Utah State Housing Corporation Single Family
                     Housing Revenue
      1,635,000   5.125%, 07/01/24 AMT ...................................    Aa3/AA-           1,660,751
                  Utah State Housing Finance Agency
        225,000   5.700%, 07/01/15 AMT ...................................    Aa3/AA-             228,508
        120,000   5.650%, 07/01/16 Series 1994C ..........................    Aaa/AAA             120,812
         40,000   5.400%, 07/01/16 AMT ...................................    Aa2/AA               40,206
         60,000   6.000%, 07/01/17 AMT ...................................    Aaa/AA               60,610
        740,000   5.500%, 07/01/18 AMT ...................................    Aa3/AA-             755,954
         75,000   5.300%, 07/01/18 AMT ...................................    Aaa/AAA              77,138

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  HOUSING (CONTINUED)
                  Utah State Housing Finance Agency (continued)
$        90,000   5.000%, 07/01/18 AMT ...................................    Aaa/AAA    $         90,694
        145,000   5.400%, 07/01/20 AMT ...................................    Aa2/AA              147,074
        360,000   5.600%, 07/01/23 AMT ...................................    Aa2/AA              364,979
         75,000   5.700%, 07/01/26 MBIA Insured ..........................    Aaa/AAA              75,029
                  Washington State Housing Finance Commission
      2,290,000   4.800%, 12/01/21 AMT ...................................    Aaa/NR            2,268,772
                  Wyoming Community Development Authority
                     Housing Revenue
        150,000   4.600%, 12/01/12 AMT ...................................    Aa1/AA+             150,582
        225,000   4.350%, 12/01/16 AMT ...................................    Aa1/AA+             221,074
        580,000   4.700%, 06/01/17 AMT ...................................    Aa1/AA+             584,176
        520,000   4.700%, 12/01/17 AMT ...................................    Aa1/AA+             523,744
        120,000   5.000%, 12/01/22 .......................................    Aa1/AA+             121,468
                                                                                         ----------------
                  Total Housing ..........................................                     24,841,534
                                                                                         ----------------

                  INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL (0.5%)
                  Sandy City, Utah Industrial Development, H Shirley
                     Wright Project, Refunding Bonds,
                     LOC Olympus Bank
        250,000   6.125%, 08/01/16 .......................................    NR/AAA              250,420
                  Utah County Environmental Improvement Revenue
        935,000   5.050%, 11/01/17 .......................................    Baa1/BBB+           966,136
                                                                                         ----------------
                  Total Industrial Development & Pollution Control .......                      1,216,556
                                                                                         ----------------

                  LEASE (8.9%)
                  Celebration Community Development
                     District, Florida
        290,000   5.000%, 05/01/22 MBIA Insured ..........................    Aaa/AAA             299,286
                  Clark County, Nevada Improvement District Revenue
        740,000   5.125%, 12/01/19 .......................................    NR/NR*              747,755
                  Clark County, Nevada Improvement District Special
                     Local Improvement # 128 (Summerlin)
        500,000   5.000%, 02/01/21Series A ...............................    NR/NR*              493,680

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  LEASE (CONTINUED)
                  Marion County, Indiana Convention & Recreational
                     Facilities Authority
$       390,000   5.000%, 06/01/27 MBIA Insured ..........................    Aaa/AAA    $        394,286
                  Murray City, Utah Municipal Building Authority
        520,000   5.050%, 12/01/15 AMBAC Insured .........................    Aaa/NR              543,332
                  New Albany, Indiana Development Authority
        500,000   4.250%, 02/01/22 .......................................     NR/A-              461,750
                  Red River, Texas Higher Education TCU Project
      1,000,000   4.375%, 03/15/25 .......................................    Aa3/NR              936,980
                  Salt Lake County, Utah Municipal Building Authority
      3,900,000   5.200%, 10/15/20 AMBAC Insured (pre-refunded) ..........    Aaa/AAA           4,093,050
                  South Dakota State Building Authority Revenue
        500,000   4.500%, 06/01/24 FGIC Insured                               NR/AAA              490,120
                  Spanish Fork, Utah Charter School
      2,000,000   5.550%, 11/15/21 .......................................    NR/NR*            2,033,140
                  Springville, Utah
         34,000   5.650%, 01/15/18 .......................................    NR/NR*               34,020
         37,000   5.800%, 01/15/19 .......................................    NR/NR*               37,020
         38,000   5.900%, 01/15/20 .......................................    NR/NR*               38,022
         40,000   6.000%, 01/15/21 .......................................    NR/NR*               40,026
                  Utah County, Utah Municipal Building Authority
        120,000   5.500%, 11/01/16 AMBAC Insured .........................    Aaa/NR              127,415
        240,000   5.500%, 11/01/17 AMBAC Insured .........................    Aaa/NR              254,830
                  Utah State Building Ownership Authority
        465,000   5.000%, 05/15/21 .......................................    Aa1/AA+             483,879
      1,755,000   5.250%, 05/15/23 .......................................    Aa1/AA+           1,842,417
        510,000   5.000%, 05/15/23 .......................................    Aa1/AA+             528,437
      1,845,000   5.250%, 05/15/24 .......................................    Aa1/AA+           1,934,685
      1,080,000   5.000%, 05/15/25 .......................................    Aa1/AA+           1,112,152
                  Washington County - St. George, Utah Interlocal
                     Agency Revenue
      1,000,000   5.125%, 12/01/17 AMBAC Insured .........................    NR/AAA            1,014,580
        100,000   5.125%, 12/01/22 AMBAC Insured .........................    NR/AAA              101,405
                  West Bountiful, Utah Courthouse Revenue
        410,000   5.000%, 05/01/19                                             NR/A-              427,462

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  LEASE (CONTINUED)
                  West Valley City, Utah Municipal Building Authority
                     Lease Revenue Refunding
$     1,890,000   4.375%, 08/01/26 Series A FGIC Insured .................    Aaa/AAA    $      1,803,967
                                                                                         ----------------
                  Total Lease ............................................                     20,273,696
                                                                                         ----------------

                  TAX REVENUE (19.5%)
                  Bay County, Florida Sales Tax Revenue
        175,000   4.750%, 09/01/23 FSA Insured ...........................    Aaa/NR              175,878
                  Bluffdale City, Utah Series 2004
        295,000   6.000%, 12/01/13 .......................................    NR/NR*              299,832
        310,000   6.000%, 12/01/14 .......................................    NR/NR*              315,533
        330,000   6.000%, 12/01/15 .......................................    NR/NR*              330,323
        350,000   6.000%, 12/01/16 .......................................    NR/NR*              350,329
        370,000   6.000%, 12/01/17                                            NR/NR*              370,318
        395,000   6.000%, 12/01/18 .......................................    NR/NR*              395,308
        420,000   6.000%, 12/01/19 .......................................    NR/NR*              420,294
                  Bluffdale, Utah Sales Tax Revenue
      1,975,000   5.500%, 08/01/23 .......................................    NR/NR*            1,999,925
                  Bountiful, Utah Special Improvement District
                     Special Assessment Revenue
        203,000   5.000%, 06/01/14 .......................................    NR/NR*              202,405
        213,000   5.150%, 06/01/15 .......................................    NR/NR*              213,030
        224,000   5.300%, 06/01/16 .......................................    NR/NR*              224,038
        236,000   5.500%, 06/01/17 .......................................    NR/NR*              236,142
        249,000   5.650%, 06/01/18                                            NR/NR*              249,219
                  Cache County, Utah Sales Tax Revenue
        855,000   5.000%, 12/15/19 FGIC Insured ..........................    Aaa/AAA             896,869
                  Clark County, Nevada Improvement District
        250,000   5.000%, 08/01/16 .......................................    NR/NR*              254,565
                  Coral Canyon, Utah Special Service District
        110,000   5.000%, 07/15/13 .......................................    NR/NR*              112,077
        250,000   5.500%, 07/15/18                                            NR/NR*              257,350
                  Fishers, Indiana Redevelopment Authority
                     Lease Revenue
        175,000   4.500%, 07/15/20 AMBAC Insured .........................    Aaa/AAA             175,639

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  TAX REVENUE (CONTINUED)
                  Henderson, Nevada Local Improvement District
$       100,000   4.500%, 09/01/12 .......................................    NR/NR*     $         99,404
        300,000   5.000%, 09/01/14 .......................................    NR/NR*              304,851
        300,000   5.000%, 09/01/15 .......................................    NR/NR*              303,789
                  Holladay, Utah Redevelopment Agency
      3,000,000   4.900%, 12/30/20                                            NR/NR*            2,972,880
                  Jordanelle, Utah Special Service District
        186,000   5.000%, 11/15/14 .......................................    NR/NR*              186,839
        196,000   5.100%, 11/15/15 .......................................    NR/NR*              197,088
        206,000   5.200%, 11/15/16 .......................................    NR/NR*              207,061
        216,000   5.300%, 11/15/17 .......................................    NR/NR*              217,138
        228,000   5.400%, 11/15/18 .......................................    NR/NR*              229,261
        240,000   5.500%, 11/15/19 .......................................    NR/NR*              241,325
        253,000   5.600%, 11/15/20 .......................................    NR/NR*              254,361
        268,000   5.700%, 11/15/21 .......................................    NR/NR*              269,439
        283,000   5.800%, 11/15/22 .......................................    NR/NR*              284,520
        299,000   6.000%, 11/15/23 .......................................    NR/NR*              300,639
                  Jordanelle, Utah Special Service Improvement District
        275,000   8.000%, 10/01/11 .......................................    NR/NR*              284,710
                  La Verkin, Utah Sales and Franchise Tax Revenue
        571,000   5.100%, 07/15/27 .......................................    NR/NR*              582,106
                  Lehi, Utah Sales Tax
        610,000   5.000%, 06/01/21 FSA Insured ...........................    Aaa/AAA             634,516
        790,000   5.000%, 06/01/24 FSA Insured ...........................    Aaa/AAA             816,504
                  Mesquite, Nevada New Special Improvement District
        185,000   4.600%, 08/01/11 .......................................    NR/NR*              184,384
        195,000   4.750%, 08/01/12 .......................................    NR/NR*              193,779
        230,000   4.900%, 08/01/13 .......................................    NR/NR*              229,395
        140,000   5.250%, 08/01/17 .......................................    NR/NR*              140,267
        315,000   5.350%, 08/01/19 .......................................    NR/NR*              315,598
        135,000   5.400%, 08/01/20 .......................................    NR/NR*              135,432
        500,000   5.500%, 08/01/25 .......................................    NR/NR*              501,590
                  Mountain Regional Water District, Utah
                     Special Assessment
      1,800,000   7.000%, 12/01/18 .......................................    NR/NR*            1,835,910

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  TAX REVENUE (CONTINUED)
                  Mountain Regional Water, Utah Special Service District
$     2,000,000   5.000%, 12/15/20 MBIA Insured ..........................    Aaa/AAA    $      2,073,460
                  North Ogden, Utah Sales Tax Revenue
        195,000   5.000%, 11/01/24 XLCA Insured ..........................    Aaa/AAA             200,891
                  Payson City Utah Sales Tax Revenue
        445,000   5.000%, 08/01/21 FSA Insured                                NR/AAA              463,427
                  Plainfield, Indiana Independent Redevelopment
                     Authority
      1,070,000   4.375%, 08/01/20 CIFG Assurance North America,
                     Inc. Insured ........................................    Aaa/NR            1,048,568
                  Salt Lake City, Utah Sales Tax
        265,000   5.250%, 02/01/13 .......................................    NR/AAA              278,594
      1,320,000   5.250%, 02/01/15 .......................................    NR/AAA            1,382,660
        100,000   5.250%, 02/01/17 .......................................    NR/AAA              104,578
                  Salt Lake County, Utah Sales Tax
        955,000   5.000%, 02/01/21 .......................................    NR/AAA              995,282
      1,725,000   5.000%, 08/01/21 .......................................    NR/AAA            1,801,780
      1,005,000   5.000%, 02/01/22 .......................................    NR/AAA            1,045,411
      1,060,000   5.000%, 02/01/23 .......................................    NR/AAA            1,100,545
      1,115,000   5.000%, 02/01/24 .......................................    NR/AAA            1,156,199
                  Sandy City, Utah Sales Tax
        520,000   5.000%, 09/15/18 AMBAC Insured .........................    Aaa/AAA             537,243
        605,000   5.000%, 09/15/20 AMBAC Insured .........................    Aaa/AAA             623,356
                  South Jordan, Utah Sales Tax
        570,000   5.000%, 08/15/15 AMBAC Insured .........................    Aaa/AAA             592,920
                  South Jordan, Utah Special Assignment
      1,000,000   6.875%, 11/01/17 .......................................    NR/NR*            1,015,240
                  South Weber City, Utah
        525,000   5.000%, 01/15/24 MBIA Insured ..........................    Aaa/AAA             540,897
                  Springville, Utah Special Improvement District
        400,000   5.500%, 01/15/17 .......................................    NR/NR*              400,220
        423,000   5.650%, 01/15/18 .......................................    NR/NR*              423,254
        446,000   5.800%, 01/15/19 .......................................    NR/NR*              446,241
        472,000   5.900%, 01/15/20 .......................................    NR/NR*              472,278
        500,000   6.000%, 01/15/21 .......................................    NR/NR*              500,320

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  TAX REVENUE (CONTINUED)
                  Utah Water Finance Agency
$       775,000   5.100%, 07/01/18 AMBAC Insured .........................    Aaa/NR     $        806,093
        510,000   5.000%, 07/01/18 AMBAC Insured .........................    Aaa/NR              529,487
        685,000   5.000%, 07/01/19 AMBAC Insured .........................    Aaa/NR              711,174
                  Wasatch County, Utah Building Authority
        130,000   5.000%, 10/01/15 .......................................     A3/NR              133,067
        135,000   5.000%, 10/01/16 .......................................     A3/NR              137,890
                  Wasatch County, Utah Sales Tax
        205,000   5.000%, 12/01/16 AMBAC Insured .........................    Aaa/AAA             213,555
        210,000   5.000%, 12/01/17 AMBAC Insured .........................    Aaa/AAA             217,938
        225,000   5.000%, 12/01/18 AMBAC Insured .........................    Aaa/AAA             232,736
                  Washington City, Utah Sales Tax
        680,000   5.250%, 11/15/17 AMBAC Insured .........................    Aaa/AAA             721,018
                  Weber County, Utah Sales Tax
        385,000   5.000%, 07/01/23 AMBAC Insured .........................    Aaa/NR              396,839
                  West Valley City, Utah Redevelopment Agency
      1,625,000   5.000%, 03/01/21 .......................................     NR/A-            1,656,996
        320,000   5.000%, 03/01/22 .......................................     NR/A-              325,680
        350,000   5.000%, 03/01/23                                             NR/A-              355,541
      1,000,000   5.000%, 03/01/24 .......................................     NR/A-            1,014,540
                  West Valley City, Utah Sales Tax
        250,000   5.000%, 07/15/20 AMBAC Insured .........................    Aaa/AAA             257,948
                                                                                         ----------------
                  Total Tax Revenue ......................................                     44,315,726
                                                                                         ----------------

                  TRANSPORTATION (3.6%)
                  Florida State Turnpike Authority Turnpike Revenue
        500,000   4.500%, 07/01/22 MBIA Insured ..........................    Aaa/AAA             502,080
                  Port of Seattle, Washington Revenue
        655,000   5.100%, 04/01/24 AMT FGIC Insured ......................    Aaa/AAA             660,659
                  Utah Transit Authority Sales Tax & Transportation
                     Revenue
      3,300,000   4.125%, 06/15/21 FSA Insured ...........................    Aaa/AAA           3,192,717
      3,450,000   4.125%, 06/15/22 FSA Insured ...........................    Aaa/AAA           3,265,632
        590,000   5.000%, 06/15/24 FSA Insured ...........................    Aaa/AAA             618,892
                                                                                         ----------------
                  Total Transportation ...................................                      8,239,980
                                                                                         ----------------

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  UTILITY (10.0%)
                  Alaska Industrial Development & Export Authority
$       400,000   4.625%, 12/01/16 AMBAC Insured AMT .....................    NR/AAA     $        401,804
                  Cowlitz County, Washington Public Utility District
                     Electric Revenue
      1,000,000   4.500%, 09/01/26 MBIA Insured ..........................    Aaa/AAA             969,950
                  Eagle Mountain, Utah Gas & Electric
      1,385,000   4.250%, 06/01/20 Radian Insured ........................    Aa3/AA            1,314,143
      1,440,000   5.000%, 06/01/21 Radian Insured ........................    Aa3/AA            1,469,146
      1,515,000   5.000%, 06/01/22 Radian Insured ........................    Aa3/AA            1,542,649
                  Garland, Texas Water & Sewer
        440,000   4.500%, 03/01/21 AMBAC Insured .........................    Aaa/AAA             438,200
                  Indianapolis, Indiana Gas Utility
        290,000   5.000%, 08/15/24 AMBAC Insured .........................    Aaa/AAA             291,885
                  Intermountain Power Agency Utilities Light &
                     Power Service, Utah
        775,000   5.000%, 07/01/18 FSA Insured ...........................    Aaa/AAA             806,690
      1,380,000   5.000%, 07/01/19 MBIA Insured ..........................    Aaa/AAA           1,415,383
                  Lower Colorado River Authority, Texas
        175,000   5.000%, 05/15/26 FSA Insured ...........................    Aaa/AAA             179,056
                  Manti City, Utah Electric System Revenue
        603,000   5.750%, 02/01/17 .......................................    NR/NR*              625,444
                  Murray City, Utah Utility Electric Revenue
      1,340,000   5.000%, 06/01/25 AMBAC Insured .........................    Aaa/NR            1,385,761
                  Rockport, Indiana Pollution Control Revenue
                     Indiana Michigan Power Company Project
      1,000,000   4.625%, 06/01/25 Series A FGIC Insured .................    Aaa/AAA             983,810
                  St. George, Utah Electric Revenue
      1,910,000   4.500%, 06/01/20 FSA Insured ...........................    Aaa/NR            1,916,227
                  Salem, Utah Electric Revenue
        125,000   5.300%, 11/01/07 .......................................    NR/NR*              125,180
        130,000   5.350%, 11/01/08                                            NR/NR*              131,095
        140,000   5.400%, 11/01/09                                            NR/NR*              141,448
                  Santa Clara Utah Storm Drain Revenue
        877,000   5.100%, 09/15/26                                            NR/NR*              890,348
                  Seattle, Washington Municipal Light & Power
      1,360,000   4.500%, 08/01/19 FSA Insured ...........................    Aaa/AAA           1,366,501

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  UTILITY (CONTINUED)
                  Southern Utah Valley Power System
$       210,000   5.250%, 09/15/13 MBIA Insured ..........................    Aaa/AAA    $        221,787
        225,000   5.250%, 09/15/14 MBIA Insured ..........................    Aaa/AAA             238,601
        235,000   5.250%, 09/15/15 MBIA Insured ..........................    Aaa/AAA             249,093
        185,000   5.125%, 09/15/21 MBIA Insured ..........................    Aaa/AAA             192,200
                  Springville, Utah Electric Revenue
        550,000   5.600%, 03/01/09 .......................................    Baa1/NR             559,686
                  Tacoma, Washington Solid Waste Utility Revenue
      1,000,000   5.000%, 12/01/23 XLCA Insured ..........................    Aaa/AAA           1,037,180
                  Utah Assessed Municipal Power System
        790,000   5.250%, 12/01/09 .......................................     NR/A-              803,872
      1,000,000   5.000%, 04/01/21 FSA Insured ...........................    Aaa/AAA           1,032,630
                  Utah Water Finance Agency Revenue
      1,000,000   4.500%, 10/01/28 AMBAC Insured .........................    Aaa/NR              957,690
                  Washington, Utah Electric Revenue
        985,000   5.000%, 09/01/21 XLCA Insured ..........................    Aaa/NR            1,020,884
                                                                                         ----------------
                  Total Utility ..........................................                     22,708,343
                                                                                         ----------------

                  WATER AND SEWER (6.7%)
                  Ashley Valley, Utah
         40,000   9.500%, 01/01/08 AMBAC Insured .........................    Aaa/AAA              41,102
                  Eagle Mountain, Utah Water and Sewer
        750,000   5.800%, 11/15/16 ACA Insured ...........................     NR/A               779,842
                  Granger and Hunter, Utah Improvement District
        350,000   5.000%, 03/01/18 FSA Insured (pre-refunded) ............    Aaa/NR              352,835
                  Jordan Valley, Utah Water Conservancy District
        715,000   4.375%, 10/01/18 AMBAC Insured .........................    Aaa/AAA             712,133
                  Mesquite, Texas Waterworks & Sewer
        225,000   4.500%, 03/01/24 FSA Insured ...........................    Aaa/AAA             219,321
                  Murray City, Utah Sewer and Water
        465,000   5.000%, 10/01/17 AMBAC Insured .........................    Aaa/NR              484,944
        390,000   5.000%, 10/01/18 AMBAC Insured .........................    Aaa/NR              405,206
        440,000   5.000%, 10/01/19 AMBAC Insured .........................    Aaa/NR              456,425
                  North Davis County, Utah Sewer District
      1,350,000   5.000%, 03/01/21 AMBAC Insured .........................    Aaa/NR            1,400,166

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  WATER AND SEWER (CONTINUED)
                  Orem, Utah Water & Storm Sewer Revenue
$     1,720,000   4.500%, 07/15/17 MBIA Insured ..........................    Aaa/AAA    $      1,740,795
                  Pleasant Grove, Utah Water Revenue
        450,000   4.300%, 12/01/20 MBIA Insured ..........................    Aaa/AAA             436,585
                  Salt Lake City, Utah Metropolitan Water Revenue
      1,200,000   5.375%, 07/01/24 AMBAC Insured (pre-refunded) ..........    Aaa/AAA           1,235,412
        125,000   5.375%, 07/01/29 AMBAC Insured (pre-refunded) ..........    Aaa/AAA             128,689
                  South Valley, Utah Water Reclamation Facility
        710,000   4.375%, 08/15/18 .......................................    NR/AAA              707,188
                  Smithfield, Utah Water Revenue
         90,000   4.750%, 06/01/17 .......................................    NR/NR*               89,631
         94,000   4.800%, 06/01/18 .......................................    NR/NR*               93,594
         99,000   4.850%, 06/01/19 .......................................    NR/NR*               98,368
        103,000   4.900%, 06/01/20 .......................................    NR/NR*              102,305
        108,000   5.000%, 06/01/21 .......................................    NR/NR*              107,236
        114,000   5.050%, 06/01/22 .......................................    NR/NR*              113,169
        120,000   5.100%, 06/01/23 .......................................    NR/NR*              119,090
        126,000   5.150%, 06/01/24 .......................................    NR/NR*              125,011
        132,000   5.200%, 06/01/25 .......................................    NR/NR*              130,931
        139,000   5.250%, 06/01/26 .......................................    NR/NR*              137,842
                  Upper Trinity Regional Water District, Texas
        205,000   4.500%, 08/01/20 AMBAC Insured .........................    Aaa/AAA             204,994
                  Utah Water Finance Agency Revenue
        100,000   5.000%, 06/01/14 MBIA Insured ..........................    Aaa/AAA             101,117
        200,000   5.250%, 07/01/16 AMBAC Insured .........................    Aaa/NR              210,466
        310,000   5.000%, 10/01/17 AMBAC Insured .........................    Aaa/NR              322,716
        465,000   5.250%, 10/01/18 AMBAC Insured (pre-refunded) ..........    Aaa/NR              492,421
        285,000   5.250%, 10/01/18 AMBAC Insured (unrefunded) ............    Aaa/NR              299,387
        360,000   5.000%, 10/01/20 AMBAC Insured (pre-refunded) ..........    Aaa/NR              377,014
        105,000   5.000%, 10/01/20 AMBAC Insured (unrefunded) ............    Aaa/NR              108,575
        830,000   4.500%, 10/01/22 AMBAC Insured .........................    Aaa/NR              823,617
        100,000   5.125%, 07/01/23 AMBAC Insured .........................    Aaa/NR              103,532
        870,000   4.500%, 10/01/23 AMBAC Insured .........................    Aaa/NR              860,065
        250,000   5.500%, 10/01/29 AMBAC Insured (pre-refunded) ..........    Aaa/AAA             258,915

                                                                               RATING
    PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P           VALUE
---------------   ---------------------------------------------------------   --------   ----------------
                  WATER AND SEWER (CONTINUED)
                  Weber-Box Elder, Utah Conservation District
                     Water Revenue
$       200,000   6.450%, 11/01/14 (pre-refunded) ........................    Baa3/NR    $        215,346
        200,000   6.500%, 11/01/19 (pre-refunded) ........................    Baa3/NR             215,654
        335,000   6.900%, 11/01/20 (pre-refunded) ........................    Baa3/NR             365,354
                                                                                         ----------------
                  Total Water and Sewer ..................................                     15,176,993
                                                                                         ----------------
                  Total Revenue Bonds ....................................                    172,025,243
                                                                                         ----------------
                  Total Investments (cost $226,833,830 - note 4) .........     99.5%          225,784,973
                  Other assets less liabilities ..........................      0.5             1,138,153
                                                                              -----      ----------------
                  Net Assets .............................................    100.0%     $    226,923,126
                                                                              =====      ================

                                                                             PERCENT OF
                  PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)       PORTFOLIO
                  --------------------------------------------------------   ---------
                  Aaa of Moody's or AAA of S&P ...........................     67.8%
                  Aa of Moody's or AA of S&P .............................     11.8
                  A of Moody's or S&P ....................................      2.7
                  Baa of Moody's or BBB of S&P ...........................      3.0
                  Not rated* .............................................     14.7
                                                                              -----
                                                                              100.0%
                                                                              =====

* Any security not rated (NR) by either credit rating service must be determined by the Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.
+     Security traded on a "when-issued" basis.
++ This security is pledged as collateral for the Fund's when- issued commitments.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------
            ACA - American Capital Assurance Financial Guaranty Corp. AMBAC - American Municipal Bond Assurance Corp.
            AMT - Alternative Minimum Tax
            CIFG - CDC IXIS Financial Guaranty
            COP - Certificates of Participation
            FGIC - Financial Guaranty Insurance Co.
            FSA - Financial Security Assurance
            GNMA - Government National Mortgage Association
            LOC - Letter of Credit
            MBIA - Municipal Bond Investors Assurance
            NR - Not Rated
            XLCA - XL Capital Assurance

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2007

ASSETS
     Investments at value (cost $226,833,830) ..............................................................         $ 225,784,973
     Interest receivable ...................................................................................             3,286,687
     Receivable for Fund shares sold .......................................................................               889,356
     Other assets ..........................................................................................                15,124
                                                                                                                     -------------
     Total assets ..........................................................................................           229,976,140
                                                                                                                     -------------
LIABILITIES
   Cash overdraft ..........................................................................................               281,371
   Payable for Fund shares redeemed ........................................................................             1,485,991
   Payable for investment securities purchased .............................................................               893,888
   Dividends payable .......................................................................................               175,158
   Distribution and service fees payable ...................................................................                50,245
   Management fees payable .................................................................................                37,327
   Accrued expenses ........................................................................................               129,034
                                                                                                                     -------------
   Total liabilities .......................................................................................             3,053,014
                                                                                                                     -------------
NET ASSETS .................................................................................................         $ 226,923,126
                                                                                                                     =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share .....................         $     228,862
   Additional paid-in capital ..............................................................................           229,412,776
   Net unrealized depreciation on investments (note 4) .....................................................            (1,048,857)
   Accumulated net realized loss on investments ............................................................            (1,704,433)
   Undistributed net investment income .....................................................................                34,778
                                                                                                                     -------------
                                                                                                                     $ 226,923,126
                                                                                                                     =============
CLASS A
   Net Assets ..............................................................................................         $ 148,894,165
                                                                                                                     =============
   Capital shares outstanding ..............................................................................            15,025,729
                                                                                                                     =============
   Net asset value and redemption price per share ..........................................................         $        9.91
                                                                                                                     =============
   Offering price per share (100/96 of $9.91 adjusted to nearest cent) .....................................         $       10.32
                                                                                                                     =============
CLASS C
   Net Assets ..............................................................................................         $  30,905,054
                                                                                                                     =============
   Capital shares outstanding ..............................................................................             3,119,919
                                                                                                                     =============
   Net asset value and offering price per share ............................................................         $        9.91
                                                                                                                     =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ...........................................................         $        9.91*
                                                                                                                     =============
CLASS Y
   Net Assets ..............................................................................................         $  47,123,907
                                                                                                                     =============
   Capital shares outstanding ..............................................................................             4,740,505
                                                                                                                     =============
   Net asset value, offering and redemption price per share ................................................         $        9.94
                                                                                                                     =============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                            STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2007

INVESTMENT INCOME:

     Interest income ...............................................................                                    $ 10,153,461

Expenses:

     Management fee (note 3) .......................................................            $ 1,110,710
     Distribution and service fees (note 3) ........................................                615,527
     Transfer and shareholder servicing agent fees .................................                167,771
     Trustees' fees and expenses (note 8) ..........................................                 87,872
     Legal fees (note 3) ...........................................................                 85,893
     Shareholders' reports and proxy statements ....................................                 81,638
     Fund accounting fees ..........................................................                 49,082
     Custodian fees ................................................................                 35,167
     Registration fees and dues ....................................................                 30,785
     Auditing and tax fees .........................................................                 19,963
     Insurance .....................................................................                 14,951
     Chief compliance officer (note 3) .............................................                  4,543
     Miscellaneous .................................................................                 40,223
                                                                                                -----------
     Total expenses ................................................................              2,344,125

     Management fee waived (note 3) ................................................               (666,428)
     Expenses paid indirectly (note 6) .............................................                (35,773)
                                                                                                -----------
     Net expenses ..................................................................                                       1,641,924
                                                                                                                        ------------
     Net investment income .........................................................                                       8,511,537

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .........................                686,688
     Change in unrealized depreciation on investments ..............................                310,980
                                                                                                -----------
     Net realized and unrealized gain (loss) on investments ........................                                         997,668
                                                                                                                        ------------
Net increase in net assets resulting from operations ...............................                                    $  9,509,205
                                                                                                                        ============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED                YEAR ENDED
                                                                                             JUNE 30, 2007            JUNE 30, 2006
                                                                                             -------------            -------------
OPERATIONS:
     Net investment income .......................................................           $   8,511,537            $   7,660,792
     Net realized gain (loss) from securities transactions .......................                 686,688                  349,428
     Change in unrealized depreciation on investments ............................                 310,980               (7,697,675)
                                                                                             -------------            -------------
       Change in net assets from operations ......................................               9,509,205                  312,545
                                                                                             -------------            -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
     Class A Shares:
     Net investment income .......................................................              (5,969,997)              (5,675,675)

     Class C Shares:
     Net investment income .......................................................              (1,072,516)              (1,052,465)

     Class Y Shares:
     Net investment income .......................................................              (1,896,685)              (1,389,390)
                                                                                             -------------            -------------
       Change in net assets from distributions ...................................              (8,939,198)              (8,117,530)
                                                                                             -------------            -------------

CAPITAL SHARE TRANSACTIONS (note 7):
     Proceeds from shares sold ...................................................              55,169,672               90,295,939
     Reinvested dividends and distributions ......................................               5,565,179                5,246,203
     Cost of shares redeemed .....................................................             (50,191,077)             (43,527,443)
                                                                                             -------------            -------------
       Change in net assets from capital share transactions ......................              10,543,774               52,014,699
                                                                                             -------------            -------------

       Change in net assets ......................................................              11,113,781               44,209,714

NET ASSETS:
   Beginning of period ...........................................................             215,809,345              171,599,631
                                                                                             -------------            -------------

   End of period* ................................................................           $ 226,923,126            $ 215,809,345
                                                                                             =============            =============

   * Includes undistributed net investment income and distributions
     in excess of net investment income, respectively, of:                                   $      34,778            $    (119,601)
                                                                                             =============            =============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2007

1. ORGANIZATION

      Tax-Free  Fund  For  Utah  (the  "Fund"),  a   non-diversified,   open-end
investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required to be implemented no later than December 31, 2007 and is to be applied to all open tax years as of that date. At this time, management does not believe the adoption of FIN 48 will result in any material impact on the Fund's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      For the year ended June 30, 2007, the Fund incurred management fees of $1,110,710 of which $666,428 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2006 through June 30, 2007 so that total Fund expenses would not exceed 0.85% for Class A Shares, 1.65% for Class C Shares or 0.65% for Class Y Shares.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)      DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the year ended June 30, 2007, distribution fees on Class A Shares amounted to $291,171, of which the Distributor retained $5,476.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2007, amounted to $243,267. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2007 amounted to $81,089. The total of these payments with respect to Class C Shares amounted to $324,356, of which the Distributor retained $64,436.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2007, total commissions on sales of Class A Shares amounted to $446,181, of which the Distributor received $36,972.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the year ended June 30, 2007, the Fund incurred $84,683 of legal fees allocable to Hollyer Brady Barrett & Hines LLP ("Hollyer Brady") and its successor, Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund was a partner at Hollyer Brady and is a shareholder of its successor.

4.    PURCHASES AND SALES OF SECURITIES

      During the year ended June 30, 2007,  purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $52,280,717   and   $38,384,278,
respectively.

      At June 30, 2007, the aggregate tax cost for all securities was $226,799,052. At June 30, 2007, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,686,777 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,700,856, for a net unrealized depreciation of $1,014,079.

5.    PORTFOLIO ORIENTATION

      Since the Fund may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

      The Fund is also permitted to invest in tax-free municipal obligations meeting comparable quality standards of issuers in certain states that do not tax the interest on obligations of Utah issuers and that provide income which is exempt from both regular Federal and Utah income taxes. At June 30, 2007, the Fund had 63% of its net assets invested in State of Utah municipal issues.

6.    EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7.    CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                                                     YEAR ENDED                                YEAR ENDED
                                                                   JUNE 30, 2007                             JUNE 30, 2006
                                                           ------------------------------            ------------------------------
                                                             SHARES             AMOUNT                 SHARES             AMOUNT
                                                           ---------         ------------            ---------         ------------
CLASS A SHARES:
        Proceeds from shares sold ..............           2,804,057         $ 28,292,959            3,497,622         $ 35,254,242
        Reinvested distributions ...............             385,904            3,893,635              369,013            3,717,136
        Cost of shares redeemed ................          (2,569,962)         (25,914,165)          (1,747,696)         (17,557,375)
                                                           ---------         ------------            ---------         ------------
                Net change .....................             619,999            6,272,429            2,118,939           21,414,003
                                                           ---------         ------------            ---------         ------------
CLASS C SHARES:
        Proceeds from shares sold ..............             758,270            7,658,338            1,195,649           12,049,190
        Reinvested distributions ...............              62,950              634,919               63,534              639,693
        Cost of shares redeemed ................          (1,125,043)         (11,352,553)            (524,023)          (5,274,452)
                                                           ---------         ------------            ---------         ------------
                Net change .....................            (303,823)          (3,059,296)             735,160            7,414,431
                                                           ---------         ------------            ---------         ------------
CLASS Y SHARES:
        Proceeds from shares sold ..............           1,898,552           19,218,375            4,237,512           42,992,507
        Reinvested distributions ...............             102,317            1,036,625               88,225              889,374
        Cost of shares redeemed ................          (1,277,759)         (12,924,359)          (2,049,983)         (20,695,616)
                                                           ---------         ------------            ---------         ------------
                Net change .....................             723,110            7,330,641            2,275,754           23,186,265
                                                           ---------         ------------            ---------         ------------
Total transactions in Fund
        shares .................................           1,039,286         $ 10,543,774            5,129,853         $ 52,014,699
                                                           =========         ============            =========         ============

8.    TRUSTEES' FEES AND EXPENSES

      At June 30, 2007 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended June 30, 2007 was $72,625, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended June 30, 2007, such meeting-related expenses amounted to $15,247.

9.    SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10.   INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $582,040 and debited additional paid-in capital in the amount of $582,040 at June 30, 2007. This adjustment had no impact on the Fund's aggregate net assets at June 30, 2007. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At June 30, 2007, the Fund had a capital loss carryover of $1,704,433 of which $1,435,148 expires on June 30, 2009, $15,469 expires on June 30, 2011, and $253,816 expires on June 30, 2012. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

      The tax character of distributions:

                                                    YEAR ENDED JUNE 30,
                                                   2007             2006
                                               -----------      -----------
      Net tax-exempt income                    $ 8,484,772      $ 7,658,064
      Ordinary income                              454,426          459,466
                                               -----------      -----------
                                               $ 8,939,198      $ 8,117,530
                                               ===========      ===========

      As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income          $   175,158
      Accumulated net realized loss             (1,704,433)
      Unrealized depreciation                   (1,014,079)
      Other temporary differences                 (175,158)
                                               -----------
                                               $(2,718,512)
                                               ===========

      At June 30, 2007, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

11.   RECENT DEVELOPMENTS

      In late May, 2007, the U. S. Supreme Court agreed to hear an appeal in DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. If the U.S. Supreme Court affirms the prior decision, Kentucky (and all other states that differentially tax interest on municipal bonds) may then be required to accord equal income tax treatment to all municipal bond interest. While it is impossible to predict the consequences of such an outcome, they may include effects on the net asset values of the shares, and/or on the tax treatment of the dividends, of some or all single-state municipal bond funds, including the Fund. The case is expected to be heard and decided during the U.S. Supreme Court's October 2007 - April 2008 term, with a decision likely to be handed down in 2008.

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                             Class A
                                                                -----------------------------------------------------------------
                                                                                       Year Ended June 30,
                                                                -----------------------------------------------------------------
                                                                  2007          2006          2005          2004           2003
                                                                --------      --------      --------      --------       --------
Net asset value, beginning of period .........................  $   9.87      $  10.26      $   9.91      $  10.31       $   9.85
                                                                --------      --------      --------      --------       --------
Income (loss) from investment operations:
      Net investment income ..................................      0.40+         0.40+         0.41+         0.43++         0.44+
      Net gain (loss) on securities (both realized
           and unrealized) ...................................      0.05         (0.37)         0.38         (0.37)          0.48
                                                                --------      --------      --------      --------       --------
      Total from investment operations .......................      0.45          0.03          0.79          0.06           0.92
                                                                --------      --------      --------      --------       --------
Less distributions (note 10):
      Dividends from net investment income ...................     (0.41)        (0.42)        (0.44)        (0.46)         (0.46)
      Distributions from capital gains .......................        --            --            --            --             --
                                                                --------      --------      --------      --------       --------
      Total distributions ....................................     (0.41)        (0.42)        (0.44)        (0.46)         (0.46)
                                                                --------      --------      --------      --------       --------
Net asset value, end of period ...............................  $   9.91      $   9.87      $  10.26      $   9.91       $  10.31
                                                                ========      ========      ========      ========       ========
Total return (not reflecting sales charge) ...................      4.60%         0.28%         8.06%         0.54%          9.55%

Ratios/supplemental data
      Net assets, end of period (in thousands) ...............  $148,894      $142,227      $126,091      $ 94,103       $ 85,329
      Ratio of expenses to average net assets ................      0.68%         0.64%         0.59%         0.48%          0.43%
      Ratio of net investment income to average
           net assets ........................................      3.89%         3.90%         3.98%         4.19%          4.31%
      Portfolio turnover rate ................................     17.36%         9.61%         8.68%        15.98%          6.43%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

      Ratio of expenses to average net assets ................      0.96%         0.93%         0.97%         0.94%          1.02%
      Ratio of net investment income to average
           net assets ........................................      3.61%         3.61%         3.60%         3.73%          3.72%

The expense ratios after giving effect to the waiver,  reimbursement and expense offset for uninvested cash balances were (note 3):

      Ratio of expenses to average net assets ................      0.66%         0.61%         0.56%         0.47%          0.42%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amount calculated using the daily average shares method.


                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                             Class C
                                                                -----------------------------------------------------------------
                                                                                       Year Ended June 30,
                                                                -----------------------------------------------------------------
                                                                  2007          2006          2005          2004           2003
                                                                --------      --------      --------      --------       --------
Net asset value, beginning of period .........................  $   9.87      $  10.26      $   9.91      $  10.30       $   9.85
                                                                --------      --------      --------      --------       --------
Income (loss) from investment operations:
      Net investment income ..................................      0.32+         0.32+         0.32+         0.34++         0.34+
      Net gain (loss) on securities (both
           realized and unrealized) ..........................      0.05         (0.37)         0.38         (0.36)          0.48
                                                                --------      --------      --------      --------       --------
Total from investment operations .............................      0.37         (0.05)         0.70         (0.02)          0.82
                                                                --------      --------      --------      --------       --------
Less distributions (note 10):
      Dividends from net investment income ...................     (0.33)        (0.34)        (0.35)        (0.37)         (0.37)
      Distributions from capital gains .......................        --            --            --            --             --
                                                                --------      --------      --------      --------       --------
      Total distributions ....................................     (0.33)        (0.34)        (0.35)        (0.37)         (0.37)
                                                                --------      --------      --------      --------       --------
Net asset value, end of period ...............................  $   9.91      $   9.87      $  10.26      $   9.91       $  10.30
                                                                ========      ========      ========      ========       ========
Total return (not reflecting sales charge) ...................      3.77%        (0.52)%        7.20%        (0.16)%         8.48%

Ratios/supplemental data
      Net assets, end of period (in thousands) ...............  $ 30,905      $ 33,791      $ 27,581      $ 21,961       $ 16,420
      Ratio of expenses to average net assets ................      1.48%         1.44%         1.39%         1.27%          1.31%
      Ratio of net investment income to
           average net assets ................................      3.10%         3.10%         3.18%         3.38%          3.39%
      Portfolio turnover rate ................................     17.36%         9.61%         8.68%        15.98%          6.43%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

      Ratio of expenses to average net assets ................      1.76%         1.72%         1.77%         1.74%          1.81%
      Ratio of net investment income to
           average net assets ................................      2.81%         2.81%         2.80%         2.93%          2.89%

The expense ratios after giving effect to the waiver,  reimbursement and expense offset for uninvested cash balances were (note 3):

      Ratio of expenses to average net assets ................      1.46%         1.41%         1.36%         1.27%          1.30%

                                                                                             Class Y
                                                                -----------------------------------------------------------------
                                                                                       Year Ended June 30,
                                                                -----------------------------------------------------------------
                                                                  2007          2006          2005          2004           2003
                                                                --------      --------      --------      --------       --------
Net asset value, beginning of period .........................  $   9.90      $  10.29      $   9.94      $  10.34       $   9.89
                                                                --------      --------      --------      --------       --------
Income (loss) from investment operations:
      Net investment income ..................................      0.41+         0.42+         0.42+         0.44++         0.42+
      Net gain (loss) on securities (both
           realized and unrealized) ..........................      0.07         (0.37)         0.39         (0.36)          0.50
                                                                --------      --------      --------      --------       --------
Total from investment operations .............................      0.48          0.05          0.81          0.08           0.92
                                                                --------      --------      --------      --------       --------
Less distributions (note 10):
      Dividends from net investment income ...................     (0.44)        (0.44)        (0.46)        (0.48)         (0.47)
      Distributions from capital gains .......................        --            --            --            --             --
                                                                --------      --------      --------      --------       --------
      Total distributions ....................................     (0.44)        (0.44)        (0.46)        (0.48)         (0.47)
                                                                --------      --------      --------      --------       --------
Net asset value, end of period ...............................  $   9.94      $   9.90      $  10.29      $   9.94       $  10.34
                                                                ========      ========      ========      ========       ========
Total return (not reflecting sales charge) ...................      4.80%         0.49%         8.27%         0.76%          9.55%

Ratios/supplemental data
      Net assets, end of period (in thousands) ...............  $ 47,124      $ 39,791      $ 17,928      $  8,233       $    883
      Ratio of expenses to average net assets ................      0.48%         0.44%         0.39%         0.28%          0.30%
      Ratio of net investment income to
           average net assets ................................      4.09%         4.10%         4.15%         4.41%          4.17%
      Portfolio turnover rate ................................     17.36%         9.61%         8.68%        15.98%          6.43%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

      Ratio of expenses to average net assets ................      0.76%         0.72%         0.77%         0.74%          0.78%
      Ratio of net investment income to
           average net assets ................................      3.81%         3.82%         3.78%         3.95%          3.70%

The expense ratios after giving effect to the waiver,  reimbursement and expense offset for uninvested cash balances were (note 3):

      Ratio of expenses to average net assets ................      0.46%         0.41%         0.37%         0.27%          0.29%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share amount calculated using the daily average shares method.


                 See accompanying notes to financial statements.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                   FUND AND             PRINCIPAL                                  COMPLEX       (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------       ----------           -------------------                        ----------    ---------------------

INTERESTED TRUSTEES(4)

Diana P. Herrmann       Trustee since 1997   Vice Chair and Chief Executive Officer          12       ICI Mutual Insurance Company
New York, NY            and President        of Aquila Management Corporation,
(02/25/58)              since 1998           Founder of the Aquila Group of
                                             Funds(SM)(5) and parent of Aquila
                                             Investment Management LLC, Manager since
                                             2004, President and Chief Operating
                                             Officer since 1997, a Director since
                                             1984, Secretary since 1986 and
                                             previously its Executive Vice President,
Lacy B. Herrmann        Founder and Chairman Founder and Chairman of the Board,
                                             1986-1997; Chief Executive Officer and
                                             Vice Chair since 2004 and President,
                                             Chief Operating Officer and Manager of
                                             the Manager since 2003; Chair, Vice
                                             Chair, President, Executive Vice
                                             President or Senior Vice President of
                                             funds in the Aquila Group of Funds(SM)
                                             since 1986; Director of the Distributor
                                             since 1997; trustee, Reserve
                                             Money-Market Funds, 1999-2000 and
                                             Reserve Private Equity Series,
                                             1998-2000; Governor, Investment Company
                                             Institute and head of its Small Funds
                                             Committee since 2004; active in
                                             charitable and volunteer organizations.

NON-INTERESTED TRUSTEES

Gary C. Cornia          Chair of the Board   Director, Romney Institute of Public            4        None
Orem, UT                of Trustees since    Management, Marriott School of
(06/24/48)              2005 and Trustee     Management, Brigham Young University,
                        since 1993           2004 - present; Professor, Marriott
                                             School of Management, 1980 - present;
                                             Past President, the National Tax
                                             Association; Fellow, Lincoln Institute
                                             of Land Policy, 2002 - present;
                                             Associate Dean, Marriott School of
                                             Management, Brigham Young University,
                                             1991-2000; Utah Governor's Tax Review
                                             Committee since 1993.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                   FUND AND             PRINCIPAL                                  COMPLEX       (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------       ----------           -------------------                        ----------    ---------------------

Anne J. Mills           Vice Chair of the    President, Loring Consulting Company            4        None
Castle Rock, CO         Bord since 2006 and  since 2001; Vice President for Business
(12/23/38)              Trustee since 1994   Management and CFO, Ottawa University,
                                             since 2006, Vice President for Business
                                             Affairs, 1992-2001; IBM Corporation,
                                             1965-1991; currently active with various
                                             charitable educational and religious
                                             organizations.

Tucker Hart Adams       Trustee              President, The Adams Group, Inc., an            3        Director, Colorado Health
Colorado Springs, CO    since 2006           economic consulting firm, since 1989;                    Facilities Authority
(01/11/38)                                   formerly Chief Economist, United Banks
                                             of Colorado; currently or formerly
                                             active with numerous professional and
                                             community organizations.

Thomas A. Christopher   Trustee              Vice President of Robinson, Hughes &            3        None
Danville, KY            since 2006           Christopher, C.P.A.s, P.S.C., since
(12/19/47)                                   1977; President, A Good Place for Fun,
                                             Inc., a sports facility, since 1987;
                                             currently or formerly active with
                                             various professional and community
                                             organizations.

Lyle W. Hillyard        Trustee              President of the law firm of Hillyard,          2        None
Logan, UT               since 2003           Anderson & Olsen, Logan, Utah, since
(09/25/40)                                   1967; member of Utah Senate, 1985 to
                                             present, in the following positions:
                                             President, 2000, Senate Majority Leader,
                                             1999-2000, Assistant Majority Whip,
                                             1995-1998; served as Chairman of the
                                             following Senate Committees: Tax and
                                             Revenue, Senate Judiciary Standing,
                                             Joint Executive Appropriations, and
                                             Senate Rules; currently serves as
                                             Co-Chair, Joint Executive
                                             Appropriations.

                                                                                         NUMBER OF
                        POSITIONS                                                        PORTFOLIOS    OTHER DIRECTORSHIPS
                        HELD WITH                                                        IN FUND       HELD BY TRUSTEE
NAME,                   FUND AND              PRINCIPAL                                  COMPLEX       (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------       ----------            -------------------                        ----------    ---------------------

John C. Lucking         Trustee               President, Econ-Linc, an economic               3        Director, Sanu Resources
Phoenix, AZ             since 2004            consulting firm, since 1995; formerly
(05/20/43)                                    Consulting Economist, Bank One Arizona
                                              and Chief Economist, Valley National
                                              Bank; member, Arizona's Joint
                                              Legislative Budget Committee Economic
                                              Advisory Panel and the Western Blue Chip
                                              Economic Forecast Panel; Board, Northern
                                              Arizona University Foundation since
                                              1997; member, various historical, civic
                                              and economic associations.

OTHER INDIVIDUALS
CHAIRMAN EMERITUS(6)

Lacy B. Herrmann        Founder and Chairman  Founder and Chairman of the Board,              N/A      N/A
New York, NY            Emeritus since 2005,  Aquila Management Corporation, the
(05/12/29)              Chairman of the       sponsoring organization and parent of
                        Board of Trustees,    the Manager or Administrator and/or
                        1992-2005             Adviser or Sub-Adviser to each fund of
                                              the Aquila Group of Funds(SM); Chairman of
                                              the Manager or Administrator and/or
                                              Adviser or Sub-Adviser to each since
                                              2004; Founder and Chairman Emeritus of
                                              each fund in the Aquila Group of
                                              Funds(SM); previously Chairman and a
                                              Trustee of each fund in the Aquila Group
                                              of Funds(SM) since its establishment until
                                              2004 or 2005; Director of the
                                              Distributor since 1981 and formerly Vice
                                              President or Secretary, 1981-1998;
                                              Trustee Emeritus, Brown University and
                                              the Hopkins School; active in
                                              university, school and charitable
                                              organizations.

OFFICERS

Charles E.              Executive Vice        Executive Vice President of all funds in        N/A      N/A
Childs, III             President since 2003  the Aquila Group of Funds(SM) and the
New York, NY                                  Manager and the Manager's parent since
(04/01/57)                                    2003; formerly Senior Vice President,
                                              corporate development, Vice President,
                                              Assistant Vice President and Associate
                                              of the Manager's parent since 1987;
                                              Senior Vice President, Vice President or
                                              Assistant Vice President of the Aquila
                                              Money-Market Funds, 1988-2003.

                                                                                          NUMBER OF
                        POSITIONS                                                         PORTFOLIOS    OTHER DIRECTORSHIPS
                        HELD WITH                                                         IN FUND       HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                  COMPLEX       (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------       ----------             -------------------                        ----------    ---------------------

Jerry G. McGrew         Senior Vice President  President of the Distributor since 1998,        N/A      N/A
New York, NY            since 1997             Registered Principal since 1993, Senior
(06/18/44)                                     Vice President, 1997-1998 and Vice
                                               President, 1993-1997; Senior Vice
                                               President, Aquila Three Peaks High
                                               Income Fund, Aquila Rocky Mountain
                                               Equity Fund and five Aquila Municipal
                                               Bond Funds; Vice President, Churchill
                                               Cash Reserves Trust, 1995-2001.

Kimball L. Young        Senior Vice President  Co-portfolio manager, Tax-Free Fund For         N/A      N/A
Salt Lake City, UT      since 1997             Utah since 2001; Co-founder, Lewis Young
(08/07/46)                                     Robertson & Burningham, Inc., a NASD
                                               licensed broker/dealer providing public
                                               finance services to Utah local
                                               governments, 1995-2001; Senior Vice
                                               President of two Aquila Bond Funds and
                                               Aquila Rocky Mountain Equity Fund;
                                               formerly Senior Vice President-Public
                                               Finance, Kemper Securities Inc., Salt
                                               Lake City, Utah.

Thomas S. Albright      Senior Vice            Senior Vice President and Portfolio             N/A      N/A
Louisville, KY          President since 2003   Manager, Churchill Tax-Free Fund of
(07/26/52)              and Vice President,    Kentucky since July 2000; Senior Vice
                        2001-2003              President, Tax-Free Fund For Utah since
                                               2003, Vice President, 2001-2003 and
                                               co-portfolio manager since 2001; Vice
                                               President and backup portfolio manager,
                                               Tax-Free Trust of Arizona, since 2004;
                                               Vice President and Portfolio Manager,
                                               Banc One Investment Advisors, Inc.,
                                               1994-2000.

Mary Kayleen Willis     Vice President since   Vice President, Tax-Free Fund For Utah          N/A      N/A
Salt Lake City, UT      2003 and Assistant     since September 2003, Assistant Vice
(06/11/63)              Vice President,        President, 2002-2003; Vice President,
                        2002-2003              Aquila Rocky Mountain Equity Fund, since
                                               2004.

Robert W. Anderson      Chief Compliance       Chief Compliance Officer of the Fund and        N/A      N/A
New York, NY            Officer since 2004     each of the other funds in the Aquila
(08/23/40)              and Assistant          Group of Funds(SM), the Manager and the
                        Secretary since 2000   Distributor since 2004, Compliance
                                               Officer of the Manager or its
                                               predecessor and current parent
                                               1998-2004; Assistant Secretary of the
                                               Aquila Group of Funds(SM) since 2000.

                                                                                          NUMBER OF
                        POSITIONS                                                         PORTFOLIOS    OTHER DIRECTORSHIPS
                        HELD WITH                                                         IN FUND       HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                  COMPLEX       (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------       ----------             -------------------                        ----------    ---------------------

Joseph P. DiMaggio      Chief Financial        Chief Financial Officer of the Aquila           N/A      N/A
New York, NY            Officer since 2003     Group of Funds(SM) since 2003 and
(11/06/56)              and Treasurer since    Treasurer since 2000.
                        2000

Edward M. W. Hines      Secretary since 1992   Partner and then shareholder of legal           N/A      N/A
New York, NY                                   counsel to the Trust/Fund, Hollyer Brady
(12/16/39)                                     Barrett & Hines LLP since 1989 and
                                               thereafter its successor, Butzel Long,
                                               since 2007; Secretary of the Aquila
                                               Group of Funds(SM).

John M. Herndon         Assistant Secretary    Assistant Secretary of the Aquila Group         N/A      N/A
New York, NY            since 1995             of Funds(SM) since 1995 and Vice President
(12/17/39)                                     of the three Aquila Money-Market Funds
                                               since 1990; Vice President of the
                                               Manager or its predecessor and current
                                               parent since 1990.

Lori A. Vindigni        Assistant Treasurer    Assistant Treasurer of the Aquila Group         N/A      N/A
New York, NY            since 2000             of Funds(SM) since 2000; Assistant Vice
(11/02/66)                                     President of the Manager or its
                                               predecessor and current parent since
                                               1998; Fund Accountant for the Aquila
                                               Group of Funds(SM), 1995-1998.

----------
(1) The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free).
(2) The mailing address of each Trustee and officer is c/o Tax-Free Fund For Utah, 380 Madison Avenue, New York, NY 10017.
(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.
(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds(SM)."
(6) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2007

                     ACTUAL
                   TOTAL RETURN        BEGINNING        ENDING       EXPENSES
                     WITHOUT            ACCOUNT         ACCOUNT     PAID DURING
                 SALES CHARGES(1)        VALUE           VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A              (0.46)%           $1,000.00        $995.40        $3.27
--------------------------------------------------------------------------------
Class C              (0.75)%           $1,000.00        $992.50        $7.21
--------------------------------------------------------------------------------
Class Y              (0.35)%           $1,000.00        $996.50        $2.28
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.66%, 1.46% AND 0.46% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2007

                  HYPOTHETICAL
                   ANNUALIZED          BEGINNING       ENDING        EXPENSES
                     TOTAL              ACCOUNT        ACCOUNT      PAID DURING
                     RETURN              VALUE          VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A               5.00%            $1,000.00      $1,021.52        $3.31
--------------------------------------------------------------------------------
Class C               5.00%            $1,000.00      $1,017.55        $7.30
--------------------------------------------------------------------------------
Class Y               5.00%            $1,000.00      $1,022.51        $2.31
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.66%, 1.46% AND 0.46% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended June 30, 2007, $8,484,272 of dividends paid by Tax-Free Fund For Utah, constituting 94.92% of total dividends paid during the fiscal year ended June 30, 2007, were exempt-interest dividends, and the balance was ordinary dividend income.

      Prior to January 31, 2007, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2006 CALENDAR YEAR.

      Prior to January 31, 2008, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2007 CALENDAR YEAR.

--------------------------------------------------------------------------------

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund For Utah was held on June 22, 2007. The holders of shares representing 80% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matter was voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees

                             DOLLAR AMOUNT OF VOTES
                             ----------------------

        TRUSTEE                     FOR                 WITHHELD
        -------                     ---                 --------
        Tucker Hart Adams           $181,840,032        $  873,566
        Thomas A. Christopher       $181,278,540        $1,435,049
        Gary C. Cornia              $181,931,137        $  782,462
        Diana P. Herrmann           $182,496,256        $  217,342
        Lyle W. Hillyard            $181,214,349        $1,499,240
        John C. Lucking             $181,923,791        $  789,797
        Anne J. Mills               $182,415,881        $  310,611

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                             TAX-FREE FUND FOR UTAH

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

Founders
   Lacy B. Herrmann, Chairman Emeritus
   Aquila Management Corporation

Manager
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Gary C. Cornia, Chair
   Anne J. Mills, Vice Chair
   Tucker Hart Adams
   Thomas A. Christopher
   Diana P. Herrmann
   Lyle W. Hillyard
   John C. Lucking

OFFICERS
   Diana P. Herrmann, President
   Jerry G. Mcgrew, Senior Vice President
   Kimball L. Young, Senior Vice President
      and Co-portfolio Manager
   Thomas S. Albright, Senior Vice President
      and Co-portfolio Manager
   M. Kayleen Willis, Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. Dimaggio, Chief Financial Officer
      and Treasurer
   Edward M.w. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   101 Sabin Street
   Pawtucket, Ri 02860

CUSTODIAN
   JPMORGAN CHASE BANK, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   TAIT, WELLER & BAKER LLP
   1818 Market Street, Suite 2400
   Philadelphia, Pa 19103

Further information is contained in the prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2007 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $16,000 in 2007 and $16,000 in 2006.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,000 in 2007 and 2006, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
September 7, 2007


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
September 7, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 And the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
September 7, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 7, 2007








TAX-FREE FUND FOR UTAH

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.